Stated Capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Schedule of stated capital

	United States Dollar
Figures in millions unless otherwise stated	2022	2021

Balance at beginning of the year	3,871.5	3,871.5
Balance at end of the year	3,871.5	3,871.5

Figures in millions unless otherwise stated	Number of shares in issue	Number of shares in issue

In issue at 1 January	887,717,348	883,333,518
Exercise of employee share options	3,661,223	4,383,830
In issue at 31 December	891,378,571	887,717,348
Authorised	2,000,000,000	2,000,000,000

Summary of beneficial shareholders
The following beneficial shareholders hold 5% or more of the Company’s listed ordinary shares at 31 December 2022:

	Number of shares	% of issued ordinary shares

Public Investment Corporation (Government Employees Pension Fund)	101,392,308	11.37%
VanEck Vectors Gold Miners ETF	46,198,984	5.18%